CALAMOS® FAMILY OF FUNDS

Supplement dated July 2, 2012 to the

CALAMOS® FAMILY OF FUNDS Class A, B and C and Class I and R

Prospectuses and Statement of Additional Information for

Class A, B, C and I and R dated February 29, 2012

The following risks are added to the “Principal Risks” section on page 9 of the Class A, B and C Prospectus, and on page 8 of the Class I and R Prospectus:

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Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

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Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

The following table replaces the table listing the Fund’s portfolio managers in its entirety on page 12 of the Class A, B and C Prospectus, and on page 10 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
Jeff Miller	since July 2, 2012	SVP, Senior Strategy Analyst, Value Team
Ariel Fromer	since July 2, 2012	VP, Senior Strategy Analyst, Value Team
Tammy Miller	since July 2, 2012	VP, Senior Sector Analyst, Value Team

The following language replaces the “Team Approach to Investment Management” section in its entirety on page 77 of the Class A, B and C Prospectus, and on page 66 of the Class I and R Prospectus:

Team Approach to Management. CALAMOS ADVISORS employs a team approach to portfolio management, led by the Co-CIOs and comprised generally of the Co-CIOs, directors, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs and senior strategy analysts, may each make trading decisions guided by each respective Fund’s investment objective and strategy.

While day-to-day management of each portfolio is a team effort, the Co-CIOs, along with the senior strategy analysts, have joint primary and supervisory responsibility for each of the Funds and work with all team members in developing and executing each respective portfolio’s investment program. Each is further identified below.

John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of CALAMOS ADVISORS, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO and President of Investments of CALAMOS ADVISORS, also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, Messrs. John P. Calamos, Sr. and Nick P. Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. For all funds except Value Fund, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs, as well as the co-heads of research and investments, Jeff Scudieri and Jon Vacko, and the senior strategy analysts. Nick Calamos, along with Jeff Scudieri and Jon Vacko are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman, Joe Wysocki, Jeff Miller and Ariel Fromer are each senior strategy analysts and Tammy Miller is a senior sector analyst (collectively Mr. Miller, Ms. Fromer and Ms. Miller are referred to as the “Value Team”).

With regard to the Value Fund, Messrs. John Calamos and Nick Calamos will direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. However, the Value Team will be responsible for the day-to-day management, including buy and sell decisions of underlying investments, of the portfolio and will implement the investment strategies, under the general direction and supervision of the Co-CIOs.

During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust (“Trust”) and chairman, CEO and Co-CIO of CALAMOS ADVISORS and its predecessor company, and Nick P. Calamos has been Vice President and Trustee of the Trust (through June 2006) and President of Investments and Co-CIO of CALAMOS ADVISORS and its predecessor company. John P. Calamos, Jr., Executive Vice President of CALAMOS ADVISORS, joined the firm in 1985 and has held various senior investment positions since that time. Jeff Scudieri joined CALAMOS ADVISORS in 1997 and has been a Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto he was a senior strategy analyst since September 2002. Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto he was a senior strategy analyst since July 2002. John Hillenbrand joined CALAMOS ADVISORS in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined CALAMOS ADVISORS in 1994 and has been a senior strategy analyst since July 2002. Christopher Hartman joined CALAMOS ADVISORS in February 1997 and has been a senior strategy analyst since May 2007. Joe Wysocki joined CALAMOS ADVISORS in October 2003 and has been a senior strategy analyst since February 2007. Jeff Miller joined CALAMOS ADVISORS in July 2012 as a senior strategy analyst, value team. Prior thereto he was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC. Ariel Fromer joined CALAMOS ADVISORS in July 2012 as a senior strategy analyst, value team. Prior thereto she was Portfolio Manager and Vice President Value Equities at American Independence Financial Services LLC. Tammy Miller joined CALAMOS ADVISORS in July 2012 as a senior sector analyst, value team. Prior thereto she was Vice President of Research at American Independence Financial Services LLC.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

The following revised and supplemental language replaces the second and third paragraphs of the noted section on page 39 of the Statement of Additional Information:

TEAM APPROACH TO MANAGEMENT

John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos Advisors, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO and President of Investments of Calamos Advisors, also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, Messrs. John Calamos and Nick Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. For all the Fund except the Value Fund, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs, as well as the co-heads of research and investments, Jeff Scudieri and Jon Vacko, and the senior strategy analysts. Nick Calamos, along with Jeff Scudieri and Jon Vacko are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman Joe Wysocki, Jeff Miller and Ariel Fromer are each senior strategy analysts and Tammy Miller is a senior sector analyst. Collectively Mr. Miller, Ms. Fromer and Ms. Miller are referred to as the “Value Team”. The Co-CIOs and senior strategy analysts are referred to collectively as “Team Leaders.”

With regard to the Value Fund, Messrs. John Calamos and Nick Calamos will direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. However, the Value Team will be responsible for the day-to-day management of the, including buy and sell decisions of underlying investment of the funds and will implement the investment strategies, under the general direction and supervision of the Co-CIOs.

The following information supplements the tables included on page 40 of the Statement of Additional Information:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

Jeff Miller	1	$40,298,429	0	0	1	$250,000
Ariel Fromer	1	40,298,429	0	0	1	250,000
Tammy Miller	1	40,298,429	0	0	1	250,000

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

Jeff Miller	1	$40,298,429	0	0	1	$250,000
Ariel Fromer	1	40,298,429	0	0	1	250,000
Tammy Miller	1	40,298,429	0	0	1	250,000

** Information for Mr. Miller, Ms. Fromer and Ms. Miller is as of June 28, 2012.

The following paragraph is added to page 41 of the Statement of Additional Information:

Jeff Miller, Ariel Fromer and Tammy Miller receive all of their compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and long-term incentive awards. Each of these associates has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these associates is also eligible for discretionary long-term incentive awards, however these awards are not guaranteed from year to year. Long-term incentive awards consist of restricted stock units or a combination of restricted stock units and stock options.

Jeff Miller, Ariel Fromer and Tammy Miller do not own any shares of Value Fund.

Please retain this supplement for future reference.

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